Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances
NOTE 8.	Federal Home Loan Bank Advances:

Advances consist of funds borrowed from the FHLB.

Maturities of advances from the FHLB for the years ending after December 31, 2012 are summarized as follows:

(Dollars in thousands)
2013	$81,000
2014	20,750
2015	16,000
2016	15,000
Thereafter	10,000
Fair value adjustment	(20)

$142,730

As of December 31, 2012, the following advance from the FHLB was redeemable at par at the option of the FHLB:

MATURITY DATE	OPTIONAL REDEMPTION DATE	AMOUNT
April 30, 2018	January 28, 2013 and quarterly thereafter	$10,000
May 2, 2016	April 30, 2013 and quarterly thereafter	10,000

As of December 31, 2012, the Company had a $1.0 million putable advance (Knock-out Advance) from the FHLB which matures on September 1, 2015, and has a fixed interest rate of 4.13%. The FHLB will require that this borrowing become due immediately upon its Strike Date (next strike date is March 1, 2013 and quarterly thereafter) if the three month LIBOR equals or exceeds the Strike Rate of 6.75%. As of December 31, 2012, the three month LIBOR was at 0.31%.

At December 31, 2012, the interest rates on FHLB advances ranged from (0.15)% to 4.13%. The weighted average interest rate at December 31, 2012 was 1.34%.

Amortizing advances are being repaid in equal monthly payments and are being amortized from the date of the advance to the maturity date on a direct reduction basis.

Borrowings from the FHLB are secured by a blanket lien on qualified collateral, consisting primarily of loans with first mortgages secured by one to four family properties, certain unencumbered investment securities and other qualified assets.